Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net income attributable to Magic shareholders	$ 10,298	$ 7,847
Accretion of redeemable non-controlling interests	(235)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$ 10,063	$ 7,847
Shares used to compute basic earnings per share	44,489,047	44,409,945
Effect of dilutive securities	143,897	165,657
Shares used to compute diluted earnings per share	44,632,944	44,575,602
Basic earnings per share	$ 0.23	$ 0.18
Diluted earnings per share	$ 0.23	$ 0.18